Production costs by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Expense By Nature [Line Items]
Raw materials and consumables	$ 484,466	$ 408,219
Salaries and employee benefits	114,014	120,690
Contractors	48,235	32,926
Equipment rental	3,350	3,752
Other	45,346	37,207
Change in inventories	(26,135)	(15,986)
Capitalized to mining interests	(42,750)	(93,419)
Total Production Expense	626,526	493,389
General And Administrative Costs
Disclosure Of Expense By Nature [Line Items]
Salaries and employee benefits	$ 28,000	$ 28,000